          As filed with the Securities and Exchange Commission on July 11, 2007
                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                              --

                  Post-Effective Amendment No. 123                      [X]
                                               ---
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                  Amendment No. 125                                     [X]
                                ---
                               THE COVENTRY GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                              Michael V. Wible
                              Thompson Hine LLP
                       10 West Broad Street, Suite 700
                             Columbus, Ohio 43215
                             ----------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------

                               Jennifer Millembaugh
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219

It is proposed that this filing will become effective (check appropriate box)

    / / immediately upon filing pursuant to paragraph (b)

    / / on (date) pursuant to paragraph (b)

    / / 60 days after filing pursuant to paragraph (a)(1)

    / / on (date) pursuant to paragraph (a)(1)

    /X/ on 75 days after filing pursuant to paragraph (a)(2)

    / / on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

   / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                [BOSTON TRUST INVESTMENT MANAGEMENT, INC. LOGO]

                            BOSTON TRUST MIDCAP FUND

                              [WALDEN ASSET LOGO]

                      Prospectus dated September   , 2007

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

                                                        TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                  [SCALES
                                   ICON]
Carefully review this                               3  Boston Trust Midcap Fund
important section for a
summary of the Fund's
investments, risks and fees.

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                [MAGNIFYING
                                GLASS ICON]
This section contains                               5  Boston Trust Midcap Fund
details on the Fund's                               6  Investment Risks
investment strategies and
risks.

                                                SHAREHOLDER INFORMATION

                                [BOOK ICON]
Consult this section to                             7  Pricing of Fund Shares
obtain details on how shares                        7  Purchasing and Adding to Your Shares
are valued, how to purchase,                        9  Selling Your Shares
sell and exchange shares,                          12  Exchanging Your Shares
related charges and payments                       12  Dividends, Distributions and Taxes
of dividends.

                                                FUND MANAGEMENT

                                [LINE GRAPH
                                   ICON]
Review this section for                            13  The Investment Adviser
details on the people and                          13  Portfolio Managers
organizations who oversee
the Fund and its
investments.

                                                FINANCIAL HIGHLIGHTS

                                [HAND ICON]
Review this section for                                Boston Trust Midcap Fund
details on the selected
financial statements of the
Fund.

  RISK/RETURN SUMMARY

                      [SCALES ICON]

                               BOSTON TRUST MIDCAP FUND

    INVESTMENT OBJECTIVE                       The Boston Trust Midcap Fund seeks long-term capital
                                               growth through an actively managed portfolio of stocks of
                                               middle capitalization ("midcap") companies.

    PRINCIPAL INVESTMENT STRATEGIES            Boston Trust Investment Management, Inc. (the "Adviser")
                                               pursues the Fund's investment objective by investing
                                               primarily (at least 80% of its assets) in a diversified
                                               portfolio of equity securities of midcap companies.
                                               "Assets" means net assets, plus the amount of borrowings
                                               for investment purposes. For these purposes, the Adviser
                                               defines midcap companies as those with market
                                               capitalizations between $500 million and $15 billion.
                                               However, the Adviser expects that at initial purchase
                                               most of the issuers will have market capitalizations
                                               between $2 billion and $10 billion.

    PRINCIPAL INVESTMENT RISKS                 The Fund is subject to stock market risk. Therefore, the
                                               value of the Fund's investments will fluctuate with
                                               market conditions and the value of your investment in the
                                               Fund will also vary. You could lose money on your
                                               investment in the Fund, or the Fund could underperform
                                               other investments. Because the Fund invests primarily in
                                               the stocks of middle capitalization companies, it is
                                               subject to the risks associated with midcap stocks which
                                               may be more volatile than those of larger, more
                                               established issuers. Investments in the Fund are not
                                               deposits of Boston Trust Investment Management, Inc. or
                                               Boston Trust & Investment Management Company and are not
                                               insured or guaranteed by the Federal Deposit Insurance
                                               Corporation or any other government agency.

    WHO MAY WANT TO INVEST?                    Consider investing in the Fund if you are:
                                                 - investing for a period of time in excess of 3 to 5
                                                   years
                                                 - able to bear (emotionally and/or financially) the
                                                   risk of market value fluctuations in the short or
                                                   long-term
                                                 - looking to add a growth component to your portfolio
                                               This Fund will not be appropriate for someone:
                                                 - investing for a period of time less than 3 to 5 years
                                                 - not comfortable with market fluctuations
                                                 - looking for current income

    PERFORMANCE                                Because the Fund has not yet commenced operations, no
                                               performance information is available.

  FUND EXPENSES

             [SCALES ICON]

                       BOSTON TRUST MIDCAP FUND

                       ANNUAL FEES AND EXPENSES
                       This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Midcap Fund.

                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          Maximum Sales Charge (load) on Purchases            None
                                          Maximum Deferred Sales Charge (load)                None
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          Management Fees                                    0.75%
                                          Distribution and Service (12b-1) Fees               None
                                          Other Expenses(1)                                  0.50%
                                          Total Fund Operating Expenses                      1.25%
                                          Fee waiver and/or Expense Reimbursement            0.25%
                                          Net Expenses(2)                                    1.00%

(1) Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
(2) The Adviser has entered into an expense limitation agreement with the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Fund would likely be higher. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.

EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - Net Expenses for year 1, and Total Fund Operating Expenses thereafter

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

                                                                                 1       3
                                                     BOSTON TRUST MIDCAP FUND   YEAR   YEARS
                                                                                $102   $372
                                                     ---------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

                                                         [MAGNIFYING GLASS ICON]
                                               BOSTON TRUST MIDCAP FUND

   TICKER SYMBOL:

   INVESTMENT OBJECTIVE

   The investment objective of the Boston Trust Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies.

   POLICIES AND STRATEGIES

   The Adviser pursues the Fund's investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of equity securities of midcap companies. For these purposes, the Adviser defines midcap issuers ("Midcap") as those with market capitalizations between $500 million and $15 billion. However, the Adviser expects that at initial purchase most of the issuers will have market capitalizations between $2 billion and $10 billion.

   Consistent with the Fund's investment objective, the Fund:

     - invests substantially all, but in no event less than 80%, of its assets in U.S. domestic equity securities of midcap companies under normal circumstances

     - will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

     - may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may invest in other investment companies

   PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

   In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                         [MAGNIFYING GLASS ICON]
                                               INVESTMENT RISKS

   Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

   Generally, the Funds will be subject to the following risks:

     - MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

     - EQUITY RISK: The value of the equity securities held by a Fund, and thus the value of a Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

     - INTEREST RATE RISK: Interest rate risk refers to the risk that the value of a Fund's fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

     - CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations or the market's perception of the issuer not being able to meet them increases.

     - MIDCAP RISK: Middle capitalization companies may not have the size, resources or other assets of large capitalization companies. These mid capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

   Investments in the Funds are not deposits of Boston Trust Investment Management, Inc. or Boston Trust & Investment Management Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                PRICING OF FUND SHARES

-------------------------------------
HOW NAV IS CALCULATED

The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of that Fund:

                                     NAV =
                           Total Assets - Liabilities
                           -------------------------
                                Number of Shares
                                  Outstanding

You can find a Fund's NAV daily in The Wall Street Journal and other financial newspapers.
-------------------------------------
The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of the Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is known as the offering price.

Only purchase orders accepted by the Funds before 4:00 p.m. Eastern time will be effective at that day's offering price. On occasion, the NYSE will close before 4:00 p.m. Eastern time. When that happens, purchase orders accepted after the NYSE closes will be effective the following business day.

The Fund's securities are valued generally at current market prices. If market quotations are not available, prices will be based on fair value as determined in accordance with procedures established by, and under the supervision of, the Fund's Trustees.

                      PURCHASING AND ADDING TO YOUR SHARES

   You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

   Purchases of the Funds may be made on any business day. This includes any days on which the Funds are open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Years Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   The minimum initial investment in the Fund is $100,000. Subsequent investments must be at least $1,000. BISYS Fund Services Limited Partnership (the "Distributor") acts as Distributor of the Fund's shares. Shares of the Fund are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler's checks, money orders, cash and credit card convenience checks are not accepted.

   The Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of either Fund and/or its shareholders.

   FREQUENT TRADING POLICY

   Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Fund believes that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Fund to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Fund therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Fund to curtail frequent or excessive short-term trading by shareholders. At the present time the Fund does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Fund, including suspending or terminating trading privileges in Fund shares, for any investor whom the Fund believes has a history of abusive trading or whose trading, in the judgment of the Fund, has been or may be disruptive to the Fund. The Fund's ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

   SHAREHOLDER SERVICES AGREEMENTS

   The Fund is entitled to enter into Shareholder Services Agreements pursuant to which the Fund is authorized to make payments to certain entities which may include investment advisers, banks, trust companies, retirement plan administrators and other types of service providers which provide administrative services with respect to shares of the Fund attributable to or held in the name of the service provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay a service provider (which may include affiliates of the Fund) a shareholder services fee which is based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the service provider for providing certain administrative services to Fund shareholders with whom the service provider has a servicing relationship.
 8

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT
   IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT
  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth and identification number (usually your social security number). We may require other information that will allow us to identify you.

[PHONE ICON]
       BY REGULAR MAIL OR OVERNIGHT SERVICE

   INITIAL INVESTMENT:
   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check or certified check payable to "Boston Trust Midcap Fund".

   3. Mail to: Boston Trust Mutual Funds, c/o Boston Trust & Investment Management Company, One Beacon Street, Boston, MA 02108.

   SUBSEQUENT INVESTMENTS:
   1. Subsequent investments should be made by check or certified check payable to the Fund and mailed to the address indicated above. Your account number should be written on the check.

   [PHONE ICON]
       BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment: Before wiring funds, you should call 1-800-282-8782, ext. 7050, or 1-617-726-7050 to advise that an initial investment will be made by wire and to receive an account number. Follow the instructions below after receiving your account number.

   For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
   Citizens Bank
   Routing Number: ABA #0115-0012-0
   For Credit to the Account of Boston Trust & Investment Management Co.
   DDA# 1133195811
   Include:
   Your name
   Your account number
   Fund name
                                SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your valid sell
   order is received by the
   Fund, its transfer agent,
   or your investment
   representative. Normally
   you will receive your
   proceeds within a week
   after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                     A request for a withdrawal in cash from the Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]



                                SELLING YOUR SHARES
                                CONTINUED
   [PHONE ICON]
       BY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call 1-800-282-8782, ext. 7050 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

   [PHONE ICON]
       BY MAIL

     2(a). Call 1-800-282-8782, ext. 7050 to request redemption forms or write a letter of instruction indicating:
           - your Fund and account number
           - amount you wish to redeem
           - address to which your check should be sent
           - account owner signature

     2(b). Mail to: Boston Trust Mutual Funds, c/o Boston Trust & Investment
           Management Company, One Beacon Street, Boston, MA 02108

   [PHONE ICON]
       BY OVERNIGHT SERVICE

   SEE INSTRUCTION 2 ABOVE.
  Send to: Boston Trust Mutual Funds, c/o Boston Trust & Investment Management Company, One Beacon Street, Boston, MA 02108

   [PHONE ICON]
       BY WIRE TRANSFER

   You must indicate this option on your application.

   The Fund may charge a wire transfer fee.
   Note: Your financial institution may also charge a separate fee.

   Call 1-800-282-8782, ext. 7050 to request a wire transfer.

   If you call by 4 p.m. Eastern Standard Time, your payment normally will be wired to your bank on the next business day.

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").
   2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following.
      - Your account address has changed within the last 10 business days.
      - The check is not being mailed to the address on your account.
      - The check is not being made payable to the owner(s) of the account.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                SELLING YOUR SHARES
                                CONTINUED

      - The redemption proceeds are being transferred to another Fund account with a different registration.
      - The redemption proceeds are being wired to bank instructions not on your account.

   Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS
   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place orders by telephone, transaction requests may be made by registered or express mail.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $50,000 because of redemption activity, the Fund may ask you to increase your balance. If it is still below $50,000 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

  SHAREHOLDER INFORMATION

                         [BOOK ICON]

                                EXCHANGING YOUR SHARES

   You can exchange your shares in the Fund for shares of another Boston Trust or Walden Mutual Fund. You may obtain a prospectus for another Boston Trust or Walden Fund by calling 1-800-282-8782, ext. 7050 or by visiting www.btim.com. No transaction fees are charged for exchanges.




   You must meet the minimum investment requirements for the Fund into which you are exchanging.



   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to Boston Trust Mutual Funds, c/o Boston Trust & Investment Management Company, One Beacon Street, Boston, MA 02108, or by calling 1-800-282-8782, ext. 7050. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your social security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made.




   Please refer to "Selling your Shares" for important information about telephone transactions.



   NOTES ON EXCHANGES

     - The registration and tax identification numbers of the two accounts must be identical.

     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.





                    DIVIDENDS, DISTRIBUTIONS AND TAXES


   Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Fund usually are paid annually.




   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.




   An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.




   Dividends are taxable as ordinary income. Distributions designated by the Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.




   Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.




   Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and for certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the

  FUND MANAGEMENT

                 [LINE GRAPH ICON]

   Fund is generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%; (ii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iii) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.



   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.




   Foreign shareholders may be subject to special withholding requirements.




   The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (social security number for most investors) on your account application.




   This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax adviser about the particular consequences to you of investing in the Fund.

-

                           THE INVESTMENT ADVISER

   Boston Trust Investment Management, Inc. (the "Adviser"), One Beacon Street, Boston, MA 02108, is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Boston Trust & Investment Management Company ("Boston Trust").




   The Adviser will make the day-to-day investment decisions for the Fund. In addition, the Adviser will continuously review, supervise and administer the Fund's investment program. For these advisory services, the Fund pays the Adviser investment advisory fees equaling 0.75% of its average daily net assets.




   Information regarding the factors considered by the Board of Trustees of the Fund in connection with their approval of the Investment Advisory Agreement with respect to the Funds will be provided in the Funds' Annual Report to Shareholders.
-

                           PORTFOLIO MANAGERS

   The following individual serves as portfolio manager for the Fund and is primarily responsible for the day-to-day management of Fund's portfolio:

   STEPHEN J. AMYOUNY, CFA



   PORTFOLIO MANAGER/ASSOCIATE
   DIRECTOR OF SECURITIES
   RESEARCH Mr. Amyouny joined Boston Trust & Investment Management Company in 1996. He currently manages portfolios of both individuals and institutions. Mr. Amyouny also performs securities research and analysis on a variety of industries and has been Associate Director of Securities Research since 2004. He is a member of the Investment Committee and the Portfolio Strategy Committee. Mr. Amyouny also oversees the firm's large cap growth and midcap equity portfolios.



                                 Mr. Amyouny holds the Chartered Financial
                                 Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. He has a BA in Economics from Tufts University, as well a MBA from Boston University.

  FUND MANAGEMENT

                 [LINE GRAPH ICON]



   The Statement of Additional Information has more detailed information about the Adviser as well as additional information about the portfolio manager's compensation arrangements, other accounts managed, and ownership of securities of the Fund.
   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services Limited Partnership is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.

   CAPITAL STRUCTURE

   The Coventry Group was organized as a Massachusetts business trust on January 8, 1992. Overall responsibility for the management of the Fund is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the Investment Company Act of 1940 or other authority, except under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.

   DISCLOSURE OF FUND PORTFOLIO HOLDINGS

   A complete list of the Fund's portfolio holdings will be publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is provided in the Statement of Additional Information (SAI).

   For more information about the Fund, the following documents, when produced, will be available free upon request:

   ANNUAL/SEMI-ANNUAL REPORTS:

   Because the Fund has not commenced operations, annual and semi-annual reports are not available.

   The Fund's annual and semi-annual reports to shareholders will contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

   STATEMENT OF ADDITIONAL INFORMATION (SAI):

   The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   THE FUND CURRENTLY MAINTAINS A SEPARATE INTERNET WEBSITE CONTAINING COPIES OF ITS REPORTS AND THE SAI AT WWW.BTIM.COM, HOWEVER, YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING THE FUND AT:

                            BOSTON TRUST MUTUAL FUNDS
                            C/O BOSTON TRUST & INVESTMENT MANAGEMENT COMPANY ONE BEACON STREET
                            BOSTON, MASSACHUSETTS 02108

                            TELEPHONE: 1-800-282-8782 X 7050

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

Investment Company Act File No. 811-6526.                           BTWPU  08/06

                                                           [Recycle Logo]

                            BOSTON TRUST MIDCAP FUND



                           AN INVESTMENT PORTFOLIO OF

                               THE COVENTRY GROUP

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER __, 2007

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for Boston Trust Midcap Fund, dated the same date as the date hereof (the "Prospectus"). The Fund is separate investment portfolio of The Coventry Group (the "Group"), an open-end investment management company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Boston Trust Mutual Funds c/o Boston Trust Investment Management, Inc. at One Beacon Street, Boston, Massachusetts 02108, or by telephoning toll free (800) 282-8782, ext. 7050.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES.........................................    3
   Additional Information On Portfolio Instruments.........................    3

INVESTMENT RESTRICTIONS....................................................    7
   Portfolio Turnover......................................................    9

NET ASSET VALUE............................................................    9
   Additional Purchase and Redemption Information..........................   10

MANAGEMENT OF THE GROUP....................................................   11
   Trustees and Officers...................................................   11
   Investment Adviser......................................................   15
   Portfolio Manager Information...........................................   16
   Code Of Ethics..........................................................   18
   Portfolio Transactions..................................................   18
   Administrator And Fund Accounting Services..............................   20
   Distributor.............................................................   22
   Custodian...............................................................   22
   Transfer Agency Services................................................   23
   Independent Registered Public Accounting Firm...........................   23
   Legal Counsel...........................................................   22

ADDITIONAL INFORMATION.....................................................   23
   Description Of Shares...................................................   23
   Vote Of A Majority Of The Outstanding Shares............................   25
   Additional Tax Information..............................................   25
   Yields And Total Returns................................................   29
   Performance Comparisons.................................................   32
   Proxy Voting............................................................   33
   Disclosure of Fund Portfolio Holdings...................................   33

MISCELLANEOUS..............................................................   34

FINANCIAL STATEMENTS.......................................................   35

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

     The Coventry Group (the "Group") is an open-end investment management company which offers currently its shares in separate series. This Statement of Additional Information deals with one such portfolio: Boston Trust Midcap Fund. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

Additional Information On Portfolio Instruments

     The following policies supplement the investment objectives and policies of the Fund as set forth in the Prospectus.

     MONEY MARKET INSTRUMENTS. Money market instruments selected for investment by the Funds include high grade, short-term obligations, including those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, U.S. dollar-denominated certificates of deposit, time deposits and bankers' acceptances of U.S. banks (generally banks with assets in excess of $1 billion), repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment are rated A-1 or A-1+ by S&P or P-1 by Moody's, or, if unrated, of comparable quality as determined by the Adviser.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under such agreements, the seller of a security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Fund will enter generally into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Fund's net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the

Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Fund, the Investment Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

     There is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

     WHEN-ISSUED SECURITIES. The Fund is authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be affected adversely by its purchase of securities on a when-issued basis. The Fund will designate liquid securities equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

     FOREIGN SECURITIES. The Fund may invest up to 15% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It also may be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Adviser will be able to anticipate these potential events and/or counter their impacts on the Fund's share price.

     Securities of foreign issuers may be held by the Fund in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

     The Fund may invest without regard to the 15% limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

     DEBT SECURITIES AND RATINGS. Ratings of debt securities represent the rating agencies' (as described below) opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security.

     If a security's rating is reduced while it is held by the Fund, the Adviser will consider whether the Fund should continue to hold the security, but the Fund is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates.

     The Fund reserves the right to invest up to 20% of its assets in securities rated lower than BBB by Standard & Poor's Ratings Group ("S&P") or lower than Baa3 by Moody's Investors Service, Inc. ("Moody's"), but rated at least B- by S&P or B3 by Moody's (or, in either case, if unrated, deemed by the Adviser to be of comparable quality). Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes, or perceived changes, in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could affect adversely their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Funds' ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a smaller and less actively-traded market.

     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower-yielding security, resulting in a decreased return to investors. Also, because the market value of bonds moves inversely with movements in interest rates, in the event of rising interest rates, the value of the securities held by the Funds may decline proportionately more than funds consisting of higher-rated securities. If the Fund experiences unexpected net redemptions, it may be forced to sell higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities. Investments in zero-coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

     OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objectives and policies, the Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets. The Fund will engage in futures contracts and related options only for hedging purposes and will not engage in such transactions for speculation or leverage.

     Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Fund seek to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgos, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; such losses might be mitigated or exacerbated by changes in the value of the Fund's securities during the period the option was outstanding.

     Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Fund may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Fund will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Fund.

     ILLIQUID AND RESTRICTED SECURITIES. The Fund may not invest more than 5% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so-called "restricted securities"); and
(iii) repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between the Fund's decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. Securities which meet the requirements of Securities Act Rule 144A are restricted, but may be determined to be liquid by the Trustees, based on an evaluation of the applicable trading markets.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except from banks for temporary or emergency purposes. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

          (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (The Fund is not precluded from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this SAI).

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (This restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

     7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

     1. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

     2.   Invest in any issuer for purposes of exercising control or management.

     3. Invest in securities of other investment companies which would result in the Fund owning more than 3% of the outstanding voting securities of any one such investment company, owning securities of another investment company having an aggregate value in excess of 5% of the value of the Fund's total assets, or owning securities of investment companies in the aggregate which would exceed 10% of the value of the Fund's total assets.

     4. Invest, in the aggregate, more than 5% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     5. Invest more than 15% of its assets in securities of foreign issuers (including American Depositary Receipts with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a domestic national securities exchange).

     6.   Invest in securities issued by any affiliate of the Adviser.

     If a percentage restriction described in the Prospectus or this Statement of Additional Information is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise specifically noted.

Portfolio Turnover

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

     The portfolio turnover rate may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates generally will result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

     As indicated in the Prospectus, the net asset value of the Fund is determined once daily as of the close of public trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Standard Time) on each day that the Exchange is open for trading. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,

Thanksgiving, and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading, even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

     Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Group. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

     Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

     The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Fund do not provide prices, may be valued by the Group using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Group and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

Additional Purchase and Redemption Information

     Shares of the Fund are sold on a continuous basis by BISYS Fund
Services Limited Partnership ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at the Advisor or the Advisor's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Fund may include officers, directors, or employees of the Advisor or the Entities.

     The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

Trustees and Officers

     Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

     The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are provided in the tables below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are listed as "Interested Trustees" in the table. Trustees who are not interested persons are referred to as Independent Trustees.

     INTERESTED TRUSTEES*

                                        TERM OF          PRINCIPAL         NUMBER OF FUNDS IN
                        POSITION(S)   OFFICE** AND      OCCUPATION(S)         FUND COMPLEX          OTHER
                         HELD WITH     LENGTH OF      DURING PAST FIVE        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE    THE FUNDS    TIME SERVED          YEARS               TRUSTEE***       HELD BY TRUSTEE
---------------------   -----------   ------------    ----------------     ------------------   ---------------
Walter B. Grimm         Trustee      Indefinite;     President, Leigh           15              The Coventry
3435 Stelzer Road                    Since April,    Investments, Inc.                          Funds Trust
Columbus, Ohio 43219                 1997            November 2005 to
Date of Birth:                                       present.
6/3/1945                                             Employee BISYS
                                                     Fund Services Ohio,
                                                     Inc. June, 1992
                                                     to October, 2005

* Mr. Grimm is considered to be an "interested person" of the Group as defined in the 1940 Act due to his previous employment with BISYS Fund Services Ohio, Inc., the Fund's administrator. Mr. Grimm ceased to be an employee of BISYS after October 31, 2005.

     INDEPENDENT TRUSTEES

                                                                            NUMBER OF FUNDS
                                          TERM OF          PRINCIPAL            IN FUND
                         POSITION(S)    OFFICE AND        OCCUPATION(S)         COMPLEX***          OTHER
                          HELD WITH      LENGTH OF      DURING PAST FIVE      OVERSEEN BY       DIRECTORSHIPS
 NAME, ADDRESS AND AGE    THE FUNDS     TIME SERVED          YEARS              TRUSTEE        HELD BY TRUSTEE
----------------------   -----------   ------------   -------------------   ---------------    ---------------
Diane E. Armstrong       Trustee       Indefinite;    Principal of King,          15           The Coventry
3435 Stelzer Road                      Since          Dodson Armstrong                         Funds Trust
Columbus, Ohio 43219                   November,      Financial Advisors,
Date of Birth:                         2004.          Inc. August, 2003
7/2/1964                                              to present.
                                                      Director of
                                                      Financial Planning,
                                                      Hamilton Capital
                                                      Management. April,
                                                      2000 to August,
                                                      2003.

Maurice G. Stark         Trustee       Indefinite;      Consultant to             15            The Coventry
3435 Stelzer Road                      Since            Battelle                                Funds Trust
Columbus, Ohio 43219                   January,         Memorial Institute
Date of Birth:                         1992.            (non-profit research
9/23/1935                                               group). January,
                                                        1995 to present.


Michael M. Van Buskirk   Trustee and   Indefinite;      President and Chief       15            The Coventry
3435 Stelzer Road        Chairman of   Trustee since    Executive Officer,                      Funds Trust
Columbus, Ohio 43219     the Board     January, 1992.   Ohio Bankers League.
Date of Birth:                         Chairman since   May, 1991 to  present.
2/22/1947                              January, 2006.




James H. Woodward        Trustee       Indefinite;      Chancellor Emeritus,      15            The Coventry
3435 Stelzer Road                      Since February,  University of North                     Funds Trust
Columbus, Ohio 43219                   2006             Carolina at Charlotte.
Date of Birth:                                          August, 2005 to
11/24/1939                                              present. Chancellor,
                                                        University of North
                                                        Carolina at Charlotte.
                                                        July, 1989 to July,
                                                        2005.

**       Trustees hold their position until their resignation or removal.

*** The "Fund Complex" consists of The Coventry Group and The Coventry Funds Trust.

         OFFICERS WHO ARE NOT TRUSTEES

                         POSITION(S) HELD   TERM OF OFFICE* AND   PRINCIPAL OCCUPATION(S) DURING PAST
 NAME, ADDRESS AND AGE    WITH THE FUNDS   LENGTH OF TIME SERVED               FIVE YEARS
----------------------   ----------------  ---------------------  -----------------------------------

C. David Bunstine        President         Indefinite;            Vice President, Client Service
3435 Stelzer Road                          Since June, 2007       BISYS Fund Services Ohio, Inc. November, 1999
Columbus, Ohio 43219                                              to present.
Date of Birth:
7/30/65

Linda A. Durkin          Treasurer         Indefinite;            Vice President of Fund
3435 Stelzer Road                          Since November, 2006   Administration, BISYS Fund Services
Columbus, Ohio 43219                                              Ohio, Inc. September, 2006 to
Date of Birth:                                                    present. Investors Bank & Trust Co.
11/1/1960                                                         February, 2006 to September, 2006.
                                                                  R.R. Donnelley & Sons Co. June,
                                                                  2003 to January, 2006. Vice
                                                                  President -- Director of Fund
                                                                  Administration, Mercantile-Safe
                                                                  Deposit and Trust Co. 1993 to 2002

Curtis Barnes            Secretary         Indefinite;            Vice President-Legal Services BISYS
100 Summer Street                          Since May, 2007        Fund Services Ohio, Inc. May, 1995 to present.
Boston, MA 02110
Date of Birth:
9/24/1953

Eric B. Phipps          Chief              Indefinite;           Vice President BISYS Fund Services
3435 Stelzer Road       Compliance         Since November, 2006  Ohio, Inc. June, 2006 to present.
Columbus, Ohio 43219    Officer                                  Staff Accountant United States
Date of Birth:                                                   Securities and Exchange Commission
6/20/1971                                                        October, 2004 to May, 2006. Director
                                                                 of Compliance BISYS Fund Services
                                                                 Ohio, Inc. December, 1995 to October,
                                                                 2004.

* Officers hold their positions until a successor has been duly elected and qualified.

BOARD COMMITTEES

     The Board has an Audit Committee, Nominating Committee and Valuation Committee. The Audit Committee oversees the Group's accounting and financial reporting policies and practices and oversees the quality and objectivity of the Group's financial statements and the independent audit thereof. The members of
the Audit Committee, which met       during the last fiscal year, include all of
the Board's independent trustees: Maurice G. Stark, Michael M. Van Buskirk, Diane E. Armstrong and James H. Woodward. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. During the last fiscal year, the Nominating Committee held no meetings. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Group's valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The Valuation Committee meets as necessary.

OWNERSHIP OF SECURITIES

     As of September __, 2007, the Group's Trustees and officers, as a group, owned less than 1% of each Fund's outstanding Shares. For the year ended December 31, 2006, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Funds is as follows:

INTERESTED TRUSTEES

                                                   AGGREGATE DOLLAR RANGE OF
                                                    EQUITY SECURITIES IN ALL
                                                     REGISTERED INVESTMENT
                                                     COMPANIES OVERSEEN BY
                         DOLLAR RANGE OF EQUITY       TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE      SECURITIES IN THE FUNDS     INVESTMENT COMPANIES*
----------------------   -----------------------   -------------------------
Walter B. Grimm                     $0                         $0

INDEPENDENT TRUSTEES

                                                   AGGREGATE DOLLAR RANGE OF
                                                    EQUITY SECURITIES IN ALL
                                                     REGISTERED INVESTMENT
                                                     COMPANIES OVERSEEN BY
                         DOLLAR RANGE OF EQUITY       TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE      SECURITIES IN THE FUNDS     INVESTMENT COMPANIES*
----------------------   -----------------------   -------------------------
Diane E. Armstrong                  $0                         $0
Maurice G. Stark                    $0                 $10,000 - $50,000
Michael M. Van Buskirk              $0                         $0
James H. Woodward                   $0                         $0

* "Family of Investment Companies" means The Coventry Group and The Coventry Funds Trust.

     The Officers of the Group (other than the Chief Compliance Officer) receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services may receive fees pursuant to the Distribution and Shareholder Services Plan. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Funds for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Young, Masek, Bresnahan and Stevens and Ms. Metz are employees of BISYS.

     Trustees of the Group not affiliated with BISYS or BISYS Fund Services receive from the Group, effective as of May 17, 2007, the following fees: a quarterly retainer fee of $2,000 per quarter; a regular meeting fee of $3,000 per meeting; a special in-person meeting fee of $1,000; a telephonic meeting fee of $500; and a $500 per meeting fee for all other committee meetings. Trustees are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS or BISYS Fund Services do not receive compensation from the Group.

     For the fiscal year ended March 31, 2007 the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment advisor as the Funds or an investment advisor that is an affiliated person of the Group's investment advisor:

                                               PENSION OR         ESTIMATED     TOTAL COMPENSATION
                            AGGREGATE     RETIREMENT BENEFITS       ANNUAL       FROM THE FUND AND
                          COMPENSATION     ACCRUED AS PART OF   BENEFITS UPON    FUND COMPLEX PAID
    NAME OF TRUSTEE      FROM THE FUND       FUNDS EXPENSES       RETIREMENT     TO THE TRUSTEES**
----------------------   --------------   -------------------   -------------   ------------------
Diane E. Armstrong            $0                   $0                 $0              $22,500
Walter B. Grimm*              $0                   $0                 $0              $21,500
Maurice G. Stark              $0                   $0                 $0              $22,500
Michael M. Van Buskirk        $0                   $0                 $0              $23,000
James H. Woodward             $0                   $0                 $0              $23,000

* Mr. Grimm is considered to be an "interested person" of the Group as defined in the 1940 Act due to his previous employment with BISYS Fund Services Ohio, Inc., the Fund's administrator. Mr. Grimm ceased to be an employee of BISYS after October 31, 2005.

**   The "Fund Complex" consists of The Coventry Group and The Coventry Funds
     Trust.

***

Investment Adviser

     Investment advisory and management services will be provided to the Fund by Boston Trust Investment Management, Inc. (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of September 30, 2004, and amended as of December 8, 2005. The Adviser is a wholly-owned subsidiary of Boston Trust & Investment Management Company, a Massachusetts chartered banking and trust company ("Boston Trust"), which in turn is a wholly-owned subsidiary of BTIM Corporation, a bank holding company organized as a Delaware corporation. Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Fund. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a fee, computed daily and paid monthly, at the following annual rate: 0.75% of average daily net assets. The Adviser may from time to time voluntarily reduce all or a portion of its advisory fee with respect to the Funds to increase the net income of the Funds available for distribution as dividends.

     Unless sooner terminated, the Investment Advisory Agreement for the Fund will continue in effect until February 28, 2008 and year to year thereafter for successive annual periods if, as to the Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund (as defined in the Funds' Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act, or for reasons as set forth in the Agreement.

     The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

     The initial approval of the Investment Advisory Agreement for the Boston Trust Midcap Fund was approved by both a majority of the Trustees and a majority of the independent Trustees at a meeting held on ________ ___, 2007.

     Because the Fund has not commenced operations, no fees have been paid by the Fund to the Adviser.

Portfolio Manager Information

     Stephen J. Amyouny serves as Portfolio Manager for the Boston Trust Midcap Fund.

                                                  OTHER POOLED
                OTHER REGISTERED      ASSETS       INVESTMENT       ASSETS                     ASSETS      TOTAL ASSETS
PORTFOLIO          INVESTMENT         MANAGED        VEHICLE        MANAGED       OTHER        MANAGED        MANAGED
MANAGER         COMPANY ACCOUNTS   ($ MILLIONS)     ACCOUNTS     ($ MILLIONS)   ACCOUNTS    ($ MILLIONS)    ($ MILLIONS)
-------------   ----------------   ------------   ------------   ------------   ---------   ------------   ------------
STEPHEN
   AMYOUNY             0                $0              0             $0           89           $354            $354


     Portfolio managers at the Adviser may manage accounts for multiple clients. Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

     The compensation of the portfolio managers varies with the general success of the Adviser as a firm and its affiliates. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser and its affiliates for the given time period. The portfolio managers' compensation is not linked to any specific factors, such as a Fund's performance or asset level.

     The Adviser's compensation structure is designed to recognize cumulative contribution to its investment policies and process, and client service. Compensation incentives align portfolio manager interests with the long-term interest of clients. Short-term, return based incentives, which may encourage undesirable risk are not employed. Returns and portfolios are monitored for consistency with investment policy parameters.

     The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the potential conflicts associated with managing multiple accounts for multiple clients.

     The dollar range of equity securities beneficially owned by the Fund's portfolio manager in the Fund they manage as of September __, 2007 is zero.

Code Of Ethics

     The Coventry Group, the Adviser and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of its personnel. Each Code permits covered personnel to trade in securities in which a Fund may invest, subject to certain restrictions and reporting requirements.

Portfolio Transactions

     References to the Adviser with respect to portfolio transactions include its affiliate, Boston Trust & Investment Management Company. Pursuant to the Investment Advisory Agreement with respect to the Funds, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Funds' investment objectives and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute such Funds' portfolio transactions.

     Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

     Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Fund's brokerage transactions which are in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to the Fund or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its respective agreement regarding management of the Funds. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Fund and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement, the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Fund.

     The Advisor may not give consideration to sales of shares of the Funds as a factor in the selection of brokers-dealers to execute portfolio transactions. However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell the Funds' shares so long as such selection is based on the quality of the broker's execution and not on its sales efforts.


     Except as otherwise disclosed to the Shareholders of the Fund and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Fund, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser or its affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

     Investment decisions for the Fund are made independently from those for other Funds, other funds of the Group or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Group managed by the Adviser, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect adversely the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Fund, the Adviser will not inquire nor take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, any of its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund or any other fund of the Group.

     Because the Fund has not commenced operations it has no brokerage expenses.

Administrator And Fund Accounting Services

     BISYS Ohio will serve as administrator (the "Administrator") to the Fund pursuant to a Management and Administration Agreement dated as of March 23, 1999 and amended __________, 2007 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Fund. The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

     Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Group or its designee in the preparation of, and file all of the Fund's federal and state tax returns and required tax filings other than those required to be made by the Fund's custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Fund's operations. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

     The Administrator receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee calculated daily and paid periodically, at the annual rate equal to twenty one-hundredths of one percent (0.20%) of the Fund's average daily net assets.

     Because the Fund has not commenced operations it has no administrative expenses.

     The Administration Agreement is renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

     In addition, BISYS Ohio will provide certain fund accounting services to the Fund pursuant to a Fund Accounting Agreement dated as of March 23, 1999, amended ___, 2007. Under such Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

Distributor

     BISYS Fund Services Limited Partnership ("BISYS") serves as agent for the Fund in the distribution of its Shares pursuant to a Distribution Agreement dated as of June 14, 2005 (the "Distribution Agreement") as amended ___, 2007. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to the Fund, such continuance is approved at least annually by (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

     In its capacity as Distributor, BISYS enters into selling agreements with intermediaries that solicit orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives annual compensation of $18,750 under the Distribution Agreement. BISYS has entered into a Distribution Services Agreement with the Adviser in connection with BISYS' services as distributor of the Fund pursuant to which the Adviser undertakes to pay BISYS amounts owed to BISYS under the terms of the Distribution Agreement to the extent that the Fund is not otherwise authorized to make such payments.

Custodian

     Boston Trust & Investment Management Company, One Beacon Street, Boston, Massachusetts 02108 (the "Custodian"), serves as the Fund's custodian pursuant to the Custody Agreement dated as of December 8, 2005 as amended ___, 2007. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The Custodian is an affiliate of the Fund and it will receive fees for the custodial services it provides.

Transfer Agency Services

     Boston Trust & Investment Management Company serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all of the Fund pursuant to the Transfer Agency Agreement dated as of March 23, 1999 as amended ___, 2007. Pursuant to such Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services in connection with the Fund's shareholders of record: maintenance of shareholder records for each of the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Fund on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent will receive a fee for the services it provides.

Shareholder Services Agreements

     The Fund is entitled to enter into Shareholder Services Agreements pursuant to which the Fund is authorized to make payments to certain entities which may include investment advisers, banks, trust companies and other types of organizations ("Authorized Service Providers") for providing administrative services with respect to shares of the Fund attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, the Fund is authorized to pay an Authorized Service Provider (which include affiliates of the Fund) a shareholder services fee which may be based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship, on a fixed dollar amount for each account serviced by the Authorized Service Provider, or some combination of each of those methods of calculation. Among the types of shareholder services that may be compensated under the Agreements are: (1) answering customer inquiries of a general nature regarding the Fund; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Fund in establishing and maintaining shareholder accounts and records; (5) assisting customers in changing account options, account designations and account addresses; (6) sub-accounting for all Fund share transactions at the shareholder level; (7) crediting distributions from the Fund to shareholder accounts; (8) determining amounts to be reinvested in the Fund; and (9) providing such other administrative services as may be reasonably requested and which are deemed necessary and beneficial to the shareholders of the Fund.

Independent Registered Public Accounting Firm

     The independent registered public accounting firm of Ernst & Young LLP has been selected as the independent accountants for the Fund for its current fiscal year. The independent registered public accounting firm performs an annual audit of the Fund's financial statements and provides other related services. Reports of their activities are provided to the Group's Board of Trustees.

Legal Counsel

     Thompson Hine LLP, 10 West Broad Street, Columbus, Ohio 43215, is counsel to the Group.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

     The Group is a Massachusetts business trust organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of the Fund will be required in connection with a matter, the Funds will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Funds. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be acted effectively upon with respect to the Funds only if approved by a majority of the outstanding shares of the Funds. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.

     Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

     As of August ___, 2007, the following entities known to the Group owned of record or beneficially 5% or more of the outstanding shares of any Fund: (i) Boston Trust & Investment Management Company, One Beacon Street, Boston, Massachusetts 02108, which owned of record 97.7% of the issued and outstanding Shares of the Boston Trust Balanced Fund, 100% of the issued and outstanding Shares of the Boston Trust Equity Fund, 100% of the issued and outstanding Shares of the Boston Trust Small Cap Fund; 61.25% of the issued and outstanding Shares of the Walden Social Balanced Fund, and 33.9% of the issued and outstanding Shares of the Walden Social Equity Fund; (ii) Fidelity Investments, 100 Magellan Way, Covington, Kentucky 41015, which owned of record 36.3% of the issued and outstanding Shares of the Walden Social Balanced Fund and 53% of the issued and outstanding Shares of the Walden Social Equity Fund and Wachovia Bank, N.A., 1525 West W.T. Harris Blvd., Charlotte, North Carolina 28288, which owned of record 6.96% of the issued and outstanding Shares of the Walden Social Equity Fund.

Vote Of A Majority Of The Outstanding Shares

     As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Funds means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

Additional Tax Information

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of the Funds' shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Funds' investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net mid-term or net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

     A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Funds would be subject to a non-deductible excise tax equal to 4% of the deficiency.

     Although the Funds expect to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of their federal income tax liability, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Funds do not qualify for the special tax treatment afforded regulated investment companies, all of their taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to their Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

     It is expected that each Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

     The excess of net long-term capital gains over short-term capital losses realized and distributed by the Funds and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. The Code generally provides through 2010 for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions resulting from a Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment company are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

     Foreign taxes may be imposed on the Funds by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of each Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, none of the Funds will be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Funds. Any such taxes will be taken as a deduction by the Funds.

     The Funds may be required by federal law to withhold and remit to the U.S. Treasury 28% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Funds by the Shareholder, if such Shareholder (1) fails to furnish the Group with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Group that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

     Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

     MARKET DISCOUNT. If any of the Funds purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Funds in each taxable year in which the Funds own an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Funds at a constant rate over the time remaining to the debt security's maturity or, at the election of the Funds, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

     ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Funds, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

     OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Funds may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Funds at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

     CONSTRUCTIVE SALES. Under certain circumstance, the Funds may recognize gain from the constructive sale of an appreciated financial position. If the Funds enter into certain transactions in property while holding substantially identical property, the Funds would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Funds' holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

     SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue income or other receivables or accrue expenses or other liabilities denominated in a foreign currency and the time the Funds actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Funds' investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Funds would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

     PASSIVE FOREIGN INVESTMENT COMPANIES. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Funds receive a so-called "excess distribution" with respect to PFIC stock, the Funds themselves may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Funds to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC shares. The Funds will themselves be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Funds would be required to include in their gross income their share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Funds' PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

YIELDS AND TOTAL RETURNS

     YIELD CALCULATIONS. Yields on each Fund's Shares are computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share of a Fund earned during the period is based on the average daily number of Shares of that Fund outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                      a - b

                          Yield = 2 [(cd + 1)exp(6) - 1]

Where: a = dividends and interest earned during the period.
       b = expenses accrued for the period (net of reimbursements).
       c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.
       d = maximum offering price per Share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

     Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

     During any given 30-day period, the Adviser, Administrator or Distributor may voluntarily waive all or a portion of their fees with respect to a Fund. Such waiver would cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

     TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Fund immediately rather than paid to the investor in cash. A Fund computes the average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual
Total Return   = [(ERV/P)exp(1/n)-1]

Where: ERV    = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
         P    = hypothetical initial payment of $1,000.
         n    = period covered by the computation, expressed in terms of years.

     The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [(ERV/P)-1]

       ERV    = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
        P     = hypothetical initial payment of $1,000.

     The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

     The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes
(after taxes on distributions)          = [(ATV(D)/P)exp(1/n)-1]

Where: P      = a hypothetical initial payment of $1,000.
       n      = number of years.
       ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

     The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes
(after taxes on distributions and redemptions) = [(ATV(DR)/P)exp 1/n -1]

Where: P       = a hypothetical initial payment of $1,000.
       n       = number of years.
       ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Comparisons

     Investors may analyze the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, USA Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers.

     From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to Shareholders:
(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Group; (5) descriptions of investment strategies for one or more of such Funds;
(6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks;
(8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples must state clearly that they are based on an express set of assumptions and are not indicative of the performance of any Fund.

     Current yields or total return will fluctuate from time to time and may not be representative of future results. Accordingly, a Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund's quality, composition and maturity, as well as expenses allocated to such Fund.

Proxy Voting

     The Board of Trustees of the Group has adopted proxy voting policies and procedures (the "Group Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are described below. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between a Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

     The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those of shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between a Fund's shareholders and the Adviser or any of its affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30th each year is available (1) without charge, upon request, by calling 1-800-282-8782, ext. 7050, and (2) on the Funds' Form N-PX on the Securities and Exchange Commission's website at http://www.sec.gov.

Disclosure of Fund Portfolio Holdings

     The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Funds' portfolio securities. A complete list of the Funds' portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. As a general matter, in order to protect the confidentiality of the Funds' portfolio holdings, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Funds' custodian, fund accountants, investment adviser, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality; (2) in marketing materials, provided that the information regarding the portfolio holdings contained therein is at least fifteen days old; or (3) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) to third-party vendors, such as Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement, or where the Board of Trustees has determined that the polices of the recipient are adequate to protect the information that is disclosed. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement. Such disclosures must be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board.

     Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds. Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees. The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

                                  MISCELLANEOUS

     Individual Trustees are generally elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals.

     The Group is registered with the Commission as an investment management company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

     The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

     Because the Fund has not commenced operations it has no financial statements.

                                     PART C

                                OTHER INFORMATION

ITEM 22. EXHIBITS

(a) (1) Declaration of Trust is incorporated by reference to Exhibit (a)(1) to Registrant's initial Registration Statement filed with the Securities and Exchange Commission ("SEC") on Form N-1A on January 8, 1992

(a) (2) Establishment and Designation of Series of Shares Boston Trust Midcap Fund is filed herewith

(b) By-Laws are incorporated by reference to Exhibit (b)(1) to Registrant's Post-Effective Amendment No. 2 to its Registration Statement filed with the SEC on Form N-1A on September 4, 1992

(c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a)(1) hereto, define the rights of holders of Shares.

(d) (1) Amended and Restated Investment Advisory Agreement between Registrant and Boston Trust Investment Management, Inc. is incorporated by reference to Exhibit (d) to Registrant's Post-Effective Amendment
          No. 71 to its Registration Statement filed with the SEC on Form N-1A on June 30, 2000

(d) (2) Form of Amended Schedule A to the Investment Advisory Agreement is filed herewith

(e) (1) Distribution Agreement between Registrant and BISYS Fund Services, LP is incorporated by reference to Exhibit (e)(1) to Registrant's Post-Effective Amendment No. 111 to its Registration Statement filed with the SEC on Form N-1A on August 2, 2005

(e) (2) Distribution Services Agreement is incorporated by reference to Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 111 to its Registration Statement filed with the SEC on Form N-1A on August 2, 2005

(f)       Not Applicable

(g) Custody Agreement between Registrant and Boston Trust & Investment Management Company is incorporated by reference to Exhibit (g) to Registrant's Post-Effective Amendment No. 51 to its Registration Statement filed with the SEC on Form N-1A June 18,1999

(h) (1) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 51 to its Registration Statement filed with the SEC on Form N-1A June 18,1999

(h) (2) Form of Amended Schedule A to the Administration Agreement is to be filed by amendment

(h) (3) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 51 to its Registration Statement filed with the SEC on Form N-1A June 18,1999

(h) (4) Transfer Agency Agreement between the Registrant and Boston Trust & Investment Management Company is incorporated by reference to Exhibit
          (h)(3) to Registrant's Post-Effective Amendment No. 51 to its Registration Statement filed with the SEC on Form N-1A June 18, 1999

(h) (5) Form of Amended Schedule A to the Transfer Agency Agreement is to be filed by amendment

(h) (6) Expense Limitation Agreement between the Registrant and Boston Trust Investment Management, Inc. is filed herewith

(h) (7) Form of Amended Schedule A to the Expense Limitation Agreement is filed herewith


(h) (8)   Amendment to Compliance Services Agreement is filed herewith

(i)       Legal Opinion to be filed by amendment

(j) Consent of Registered Independent Public Accounting Firm to be filed by amendment

(k)       Not Applicable

(l)       Not Applicable

(m)       Not Applicable

(n)       Not Applicable

(o)       Not Applicable

(p) (1) Code of Ethics of the Registrant is incorporated by reference to Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 103 to its Registration Statement filed with the SEC on Form N-1A on July 28,2004

(p) (2)   Code of Ethics of BISYS Fund Services, LP is filed herewith

(p) (3) Code of Ethics of Boston Trust Investment Management, Inc. is incorporated by reference to Exhibit (p)(3) to Registrant's Post-Effective Amendment No. 93 to its Registration Statement filed with the SEC on Form N-1A on August 1, 2002

(q)       Power of Attorney is filed herewith

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 24.          INDEMNIFICATION
                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph
                  (b)      below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                              Trust, a Series thereof, or the
                                              Shareholders by reason of a final
                                              adjudication by a court or other
                                              body before which a proceeding was
                                              brought
                           that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter

                  (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 25.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  (a) Boston Trust Investment Management, Inc., Boston, Massachusetts, is the investment adviser for the Funds. The business and other connections of Boston Trust Investment Management, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Boston Trust Investment Management, Inc. as currently filed with the SEC which is incorporated by reference herein.

ITEM 26.          PRINCIPAL UNDERWRITER

                  (a) BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies;
                  American Independence Funds Trust
                  American Performance Funds
                  The Blue Fund Group
                  The Bjurman, Barry Funds
                  Commonwealth International Series Trust
                  The Coventry Group
                  The Coventry Funds Trust
                  Excelsior Funds, Inc.
                  Excelsior Funds Trust
                  Excelsior Tax-Exempt Funds, Inc.
                  First Focus Funds, Inc.
                  Greenwich Advisors Trust
                  The Hirtle Callaghan Trust
                  HSBC Advisor Funds Trust
                  HSBC Investor Funds
                  HSBC Investor Portfolios
                  Legacy Funds Group
                  Pacific Capital Funds
                  STI Classic Funds
                  STI Classic Variable Trust
                  Allianz Variable Insurance Products Trust
                  Allianz Variable Insurance Products Fund of Funds
                  Vintage Mutual Funds, Inc.

                  BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street, 15th Floor, Boston, Massachusetts, 02110. Office of Supervisory Jurisdiction (OSJ) Branch is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

                  (b) Information about Directors and Officers of BISYS is as follows:

Name             Position with Underwriter
----             -------------------------
Brian K. Bey     President and Director
Elliott Dobin    Secretary
Andrew H. Byer   Chief Compliance Officer
Wayne A. Rose    Assistant Chief Compliance Officer
James E. Pike    Financial and Operations Principal

                  (c)      Not applicable


ITEM 27.          LOCATION OF ACCOUNTS AND RECORDS

                  (a) The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Boston Trust Investment Management, Inc., One Beacon Street, Boston, Massachusetts, 02108 (records relating to its function as investment adviser); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and distributor) and United States Trust Company of Boston, One Beacon Street, Boston, Massachusetts 02108 (records relating to its function as custodian and transfer agent).


ITEM 28.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 29.          UNDERTAKINGS

                  None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 123 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus in the State of Ohio on the 10th day of July, 2007.

                                        THE COVENTRY GROUP




                                        By: /s/ David Bunstine
                                           --------------------------
                                           David Bunstine
                                           President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



Signature                                Title                                  Date
---------                                -----                                  ----

/s/ Walter B. Grimm                      Trustee                                July 10, 2007
--------------------------
Walter B. Grimm*

/s/ Diane E. Armstrong                   Trustee                                July 10, 2007
--------------------------
Diane E. Armstrong*

/s/ Maurice G. Stark                     Trustee                                July 10, 2007
--------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk               Trustee                                July 10, 2007
--------------------------
Michael M. Van Buskirk*

/s/ James H. Woodward                    Trustee                                July 10, 2007
--------------------------
James H. Woodward*

/s/ David Bunstine                       President (Principal Executive         July 10, 2007
--------------------------               Officer)
David Bunstine

/s/ Linda A. Durkin                      Treasurer (Principal Financial and     July 10, 2007
--------------------------               Accounting Officer)
Linda A. Durkin


         /s/ Michael V. Wible
         --------------------
         Michael V. Wible, as attorney-in-fact


*Pursuant to power of attorney filed herewith.

Exhibits

(a) (2)   Establishment and Designation of Series of Shares Boston Trust Midcap
          Fund

(d) (2)   Form of Amended Schedule A to the Investment Advisory Agreement



(h) (6) Expense Limitation Agreement between the Registrant and Boston Trust Investment Management, Inc.

(h) (7)   Form of Amended Schedule A to the Expense Limitation Agreement


(h) (8)   Amendment to Compliance Services Agreement



(p) (2)   Code of Ethics of BISYS Fund Services, LP

(q)       Power of Attorney